Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	Related party transactions with the De Agostini Group are as follows:

	December 31,
($ in millions)	2021	2020
Tax-related receivables	4	—
Trade payables	1	5
Tax-related payables	3	19